UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 9th Floor
         Chicago, IL  60601

13F File Number:  028-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Vice President
Phone:     312-661-4600

Signature, Place, and Date of Signing:

 /s/ Richard Roeske     Chicago, IL     May 07, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $226,674 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-00121                     TRINITY UNIVERSAL INSURANCE COMPANY

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682      244      250 SH       DEFINED 01                250        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    20040   800000 SH       DEFINED                800000        0        0
CIT GROUP INC                  COM NEW          125581801      274     7026 SH       DEFINED                  7026        0        0
EXXON MOBIL CORP               COM              30231G102     1608    24000 SH       DEFINED                 24000        0        0
FIFTH STREET FINANCE CORP      COM              31678A103     8553   736689 SH       DEFINED 01             736689        0        0
INTERMEC INC                   COM              458786100   179487 12657764 SH       DEFINED 01           12657764        0        0
NORTHROP GRUMMAN CORP          COM              666807102    16466   251124 SH       DEFINED 01             251124        0        0
NRG ENERGY INC                 COM NEW          629377508        2      118 SH       DEFINED                   118        0        0